SCHEDULE OF OPTIONS OUTSTANDING (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Exercise Price	$ 0.115	$ 0.115	$ 0.115
Options Outstanding	26,520,000	26,520,000	26,520,000
Options Exercisable	26,520,000	26,520,000	26,520,000
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	16 years 6 months 3 days	17 years 3 months 7 days	18 years 6 months 7 days